SCHEDULE 1 - STATEMENTS OF CASHFLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF CASH FLOWS
Net CASH (USED IN) GENERATED BY OPERATING ACTIVITIES	$ 1,899	$ 19,230	$ (6,526)
CASH FLOWS FROM INVESTING ACTIVITIES	(34,642)	(6,429)	(2,585)
CASH FLOWS FROM FINANCING ACTIVITIES	(2,700)	(1,397)	556
Net (decrease) increase in cash and cash equivalents, and restricted cash	(35,088)	11,675	(14,857)
Cash and cash equivalents, and restricted cash at beginning of the year	33,322	33,965
Cash and cash equivalents, and restricted cash at end of the year	31,168	33,322	33,965
Restricted capital and reserves not available for distribution	7,440
Parent company
STATEMENTS OF CASH FLOWS
Net CASH (USED IN) GENERATED BY OPERATING ACTIVITIES	(4,822)	(2,665)	(173)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(4,822)	(2,665)	(173)
Cash and cash equivalents, and restricted cash at beginning of the year	21,442	24,107	24,280
Cash and cash equivalents, and restricted cash at end of the year	$ 16,620	$ 21,442	$ 24,107